TAXES (Tables)	6 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX RATE

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended March 31, 2022 and 2021:

	For the six months ended March 31,
	2022	2021
	(Unaudited)	(Unaudited)
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(10.0)%	(10.0)%
Permanent difference	-	0.1%
Research and development deduction	(0.4)%	(0.3)%
Change in valuation allowance	3.6%	2.0%
Effective tax rate	18.2%	16.8%

SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (BENEFIT)

The components of the income tax provision (benefit) are as follows:

	For the six months ended March 31,
	2022	2021
	(Unaudited)	(Unaudited)
Current tax provision:
Cayman Islands	$-	$-
Hong Kong	-	-
China	562,765	451,198
Sub-total	562,765	451,198
Deferred tax provision (benefit):
Cayman Islands	-
Hong Kong	-
China	(28)	13,879
Sub-total	(28)	13,879
Income tax provision	$562,737	$465,077

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are comprised of the following:

	March 31, 2022	September 30, 2021
	(Unaudited)
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$279,155	$237,696
Less: valuation allowance	(256,381)	(215,354)
Deferred tax assets	$22,774	$22,342

SCHEDULE OF TAXES PAYABLE

Taxes payable consist of the following:

	March 31, 2022	September 30, 2021
	(Unaudited)
Income tax payable	$1,498,334	$1,691,007
Value added tax payable	1,728,887	3,262,532
Other taxes	101,765	98,479
Total taxes payable	$3,328,986	$5,052,018